Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Cost | $	$ 78,854,778
Common Stock, Shares Authorized	500,000,000
Common stock, par or stated value per share | $ / shares	$ 0.00001
Common Stock, Shares, Issued	10,879,905
Common stock, shares, outstanding	10,879,905